Average Annual Total Returns - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2023
Fidelity Advisor Intermediate Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(10.38%)
Past 5 years	0.17%
Past 10 years	1.09%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(10.39%)
Past 5 years	0.14%
Past 10 years	1.06%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.52%)
Past 5 years	0.57%
Past 10 years	1.32%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(8.13%)
Past 5 years	0.28%
Past 10 years	0.91%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(10.25%)
Past 5 years	0.23%
Past 10 years	1.13%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(6.41%)
Past 5 years	1.24%
Past 10 years	1.75%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(6.20%)
Since Inception	1.70%	[1]
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
LB042
Average Annual Return:
Past 1 year	(5.95%)
Past 5 years	1.44%
Past 10 years	1.95%

[1]	A From October 2, 2018